CONVERTIBLE LOAN (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 shares	Mar. 31, 2022 USD ($)	Mar. 04, 2022 USD ($)	Dec. 31, 2019 USD ($)
Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares of common stock converted (in shares) | shares	567,000
Convertible Debt
Short-Term Debt [Line Items]
Borrowing capacity under convertible bridge financing facility | $		$ 20,000	$ 20,000	$ 3,000